Consolidated statements of changes in equity - USD ($)	Capital stock, net of treasury shares [member] Minera Yanacocha SRL and subsidiary [Member]	Capital stock, net of treasury shares [member] Sociedad Minera Cerro Verde Saa [Member]	Capital stock, net of treasury shares [member]	Other reserves of equity [member] Minera Yanacocha SRL and subsidiary [Member]	Other reserves of equity [member]	Other capital contributions Sociedad Minera Cerro Verde Saa [Member]	Retained Earnings [Member] Minera Yanacocha SRL and subsidiary [Member]	Retained Earnings [Member] Sociedad Minera Cerro Verde Saa [Member]	Retained Earnings [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Additional Paid-in Capital [Member] Minera Yanacocha SRL and subsidiary [Member]	Additional Paid-in Capital [Member]	Legal reserve [member]	Miscellaneous other reserves [member] Sociedad Minera Cerro Verde Saa [Member]	Miscellaneous other reserves [member]	Investment Share [Member]	Minera Yanacocha SRL and subsidiary [Member]	Sociedad Minera Cerro Verde Saa [Member]	Total
Balance at Dec. 31, 2017	$ 398,216,000	$ 990,659,000	$ 750,497,000	$ (1,505,000)	$ (13,888,000)	$ 0	$ 310,089,000	$ 4,000,371,000	$ 1,728,847,000	$ 2,848,037,000	$ 215,590,000	$ (47,685,000)	$ 218,450,000	$ 163,071,000	$ 198,132,000	$ 269,000	$ 791,000	$ 659,115,000	$ 5,189,162,000	$ 3,063,627,000
Balance (in shares) at Dec. 31, 2017			253,715,190
Effect of new standards			$ 0		0				(1,160,000)	(1,160,000)	(179,000)		0	0		0	0			(1,339,000)
Reclassification of stock-based compensation		0				8,147,000		0							0				8,147,000
Net profit (loss)	0	0	0	0	0	0	(81,517,000)	119,710,000	(13,445,000)	(13,445,000)	1,791,000	0	0	0	0	0	0	(81,517,000)	119,710,000	(11,654,000)
Other comprehensive income (loss) for the year	0		0	(91,000)	13,185,000		0		0	13,185,000	9,416,000	0	0	0		0	0	(91,000)		22,601,000
Total other comprehensive income (loss)	0		0	(91,000)	13,185,000		(81,517,000)		(13,445,000)	(260,000)	11,207,000	0	0	0		0	0	(81,608,000)		10,947,000
Proceeds from sale of shares, note 14	19,471,000			0			0					28,440,000						47,911,000
Treasury shares reduction, note 15(a)	(19,711,000)			0			0					19,711,000						0
Dividends declared and paid, note 17(d)		0	0		0	0		(200,000,000)	(22,860,000)	(22,860,000)	(5,560,000)		0	0	0	0	0		(200,000,000)	(28,420,000)
Change in investments, note 18(a)			0		0				(16,633,000)	(16,633,000)	0		0	0		0	0			(16,633,000)
Stock-based compensation		0				713,000		0							0				713,000
Expired dividends, note 17(c)			0		0				0	44,000	0		0	44,000		0	0			44,000
Acquisition of debt instruments, note 14	(19,471,000)			0			0					(22,224,000)						(41,695,000)
Balance at Dec. 31, 2018	378,505,000	990,659,000	$ 750,497,000	(1,596,000)	(703,000)	8,860,000	228,572,000	3,920,081,000	1,675,909,000	2,808,328,000	221,237,000	(21,758,000)	218,450,000	163,115,000	198,132,000	269,000	791,000	583,723,000	5,117,732,000	3,029,565,000
Balance (in shares) at Dec. 31, 2018			253,715,190
As of January 1,		990,659,000	$ 750,497,000		(703,000)	8,147,000		4,000,371,000	1,674,749,000	2,807,168,000	221,058,000		218,450,000	163,115,000	198,132,000	269,000	791,000		5,197,309,000	3,028,226,000
Net profit (loss)	0	0	0	0	0	0	(95,257,000)	390,377,000	(12,208,000)	(12,208,000)	(16,251,000)	0	0	0	0	0	0	(95,257,000)	390,377,000	(28,459,000)
Other comprehensive income (loss) for the year	0		0	1,246,000	(608,000)		0		0	(608,000)	(1,629,000)	0	0	0		0	0	1,246,000		(2,237,000)
Total other comprehensive income (loss)	0		0	1,246,000	(608,000)		(95,257,000)		(12,208,000)	(12,816,000)	(17,880,000)	0	0	0		0	0	(94,011,000)		(30,696,000)
Dividends declared and paid, note 17(d)		0	0		0	0		(150,000,000)	(22,098,000)	(22,098,000)	(6,500,000)		0	0	0	0	0		(150,000,000)	(28,598,000)
Change in investments, note 18(a)			0		0				(785,000)	(785,000)	0		0	0		0	0			(785,000)
Stock-based compensation		0				1,214,000		0							0				1,214,000
Expired dividends, note 17(c)			0		0				0	53,000	0		0	53,000		0	0			53,000
Balance at Dec. 31, 2019	378,505,000	990,659,000	$ 750,497,000	(350,000)	(1,311,000)	10,074,000	133,315,000	4,160,458,000	1,639,658,000	2,771,522,000	196,678,000	(21,758,000)	218,450,000	163,168,000	198,132,000	269,000	791,000	489,712,000	5,359,323,000	2,968,200,000
Balance (in shares) at Dec. 31, 2019			253,715,190
Net profit (loss)	0	0	$ 0	0	0	0	(165,449,000)	274,544,000	(135,718,000)	(135,718,000)	(14,621,000)	0	0	0	0	0	0	(165,449,000)	274,544,000	(150,339,000)
Other comprehensive income (loss) for the year	0		0	123,000	(8,215,000)		0		0	(8,215,000)	(4,520,000)	0	0	0		0	0	123,000		(12,735,000)
Total other comprehensive income (loss)	0		0	123,000	(8,215,000)		(165,449,000)		(135,718,000)	(143,933,000)	(19,141,000)	0	0	0		0	0	(165,326,000)		(163,074,000)
Dividends declared and paid, note 17(d)			0		0				0	0	(5,140,000)		0	0		0	0			(5,140,000)
Other changes in equity			0		0				(155,000)	(155,000)	0		0	0		0	0			(155,000)
Stock-based compensation		0				1,461,000		0							0				1,461,000
Expired dividends, note 17(c)			0		0				0	26,000	0		0	26,000		0	0			26,000
Balance at Dec. 31, 2020	$ 378,505,000	$ 990,659,000	$ 750,497,000	$ (227,000)	$ (9,526,000)	$ 11,535,000	$ (32,134,000)	$ 4,435,002,000	$ 1,503,785,000	$ 2,627,460,000	$ 172,397,000	$ (21,758,000)	$ 218,450,000	$ 163,194,000	$ 198,132,000	$ 269,000	$ 791,000	$ 324,386,000	$ 5,635,328,000	$ 2,799,857,000
Balance (in shares) at Dec. 31, 2020			253,715,190																	350,056,012